COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS

January 31, 2022 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	38.5%
BANKS	7.7%
Bank of America Corp., 6.00%, Series GG(a)		19,180	$500,598
Bank of America Corp., 5.875%, Series HH(a)		21,072	554,615
Capital One Financial Corp., 5.00%, Series I(a)		127,781	3,203,470
Capital One Financial Corp., 4.80%, Series J(a)		203,158	4,979,403
Citigroup, Inc., 6.875% to 11/15/23, Series K(a),(b)		204,279	5,497,148
First Horizon Corp., 6.50%(a)		314,918	8,468,145
First Horizon Corp., 4.70%, Series F(a)		272,800	6,569,024
First Republic Bank/CA, 4.50%, Series N(a)		98,175	2,333,620
Fulton Financial Corp., 5.125%, Series A(a)		149,579	3,773,878
JPMorgan Chase & Co., 5.75%, Series DD(a)		102,004	2,678,625
JPMorgan Chase & Co., 6.00%, Series EE(a)		129,073	3,434,632
KeyCorp, 5.65%, Series F(a)		83,018	2,169,260
Regions Financial Corp., 5.70% to 5/15/29, Series C(a),(b)		136,304	3,629,775
Signature Bank/New York NY, 5.00%, Series a(a)		894,075	22,128,356
Texas Capital Bancshares, Inc., 5.75%, Series B(a)		390,425	10,127,624
Washington Federal, Inc., 4.875%, Series A(a)		234,973	5,895,473
Wells Fargo & Co., 4.70%, Series AA(a)		320,000	7,920,000
Wells Fargo & Co., 4.75%, Series Z(a)		337,046	8,372,223
Western Alliance Bancorp, 4.25% to 9/30/26, Series A(a),(b)		171,613	4,328,080

			106,563,949

ELECTRIC	4.1%
Duke Energy Corp., 5.75%, Series A(a)		93,677	2,503,986
SCE Trust V, 5.45% to 3/15/26, Series K (TruPS)(a),(b)		462,414	11,583,471
SCE Trust VI, 5.00% (TruPS)(a)		424,730	10,550,293
WESCO International, Inc., 10.625% to 6/22/25, Series A(a),(b)		1,021,912	31,147,878

			55,785,628

ELECTRIC—FOREIGN	0.6%
BIP Bermuda Holdings I Ltd., 5.125% (Canada)(a)		133,012	3,268,105
Brookfield Infrastructure Finance ULC, 5.00%, due 5/24/81 (Canada)		214,600	5,103,188

			8,371,293

ENERGY—FOREIGN	0.4%
TC Energy Corp., 3.762% to 10/30/24, Series 9 (Canada)(a),(b)		300,000	5,052,905

FINANCIAL	8.6%
DIVERSIFIED FINANCIAL SERVICES	4.2%
Apollo Asset Management, Inc., 6.375%, Series A(a)		342,205	8,606,456

		Shares	Value
Federal Agricultural Mortgage Corp., 4.875%, Series G(a)		413,200	$10,123,400
Oaktree Capital Group LLC, 6.625%, Series A(a)		124,657	3,313,383
Oaktree Capital Group LLC, 6.55%, Series B(a)		552,974	14,686,990
Synchrony Financial, 5.625%, Series A(a)		790,778	20,552,320

			57,282,549

INVESTMENT BANKER/BROKER	4.4%
Charles Schwab Corp./The, 5.95%, Series D(a)		580,000	14,917,600
Morgan Stanley, 6.875% to 1/15/24, Series F(a),(b)		838,145	22,730,492
Morgan Stanley, 6.375% to 10/15/24, Series I(a),(b)		491,424	13,396,218
Morgan Stanley, 5.85% to 4/15/27, Series K(a),(b)		343,003	9,466,883

			60,511,193

TOTAL FINANCIAL			117,793,742

INDUSTRIALS—CHEMICALS	0.5%
CHS, Inc., 7.50%, Series 4(a)		236,821	6,749,399

INSURANCE	6.3%
LIFE/HEALTH INSURANCE	4.7%
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a),(b)		394,800	10,979,388
Athene Holding Ltd., 6.375% to 6/30/25, Series C(a),(b)		332,073	9,009,141
Athene Holding Ltd., 4.875%, Series D(a)		250,500	6,124,725
Brighthouse Financial, Inc., 6.60%, Series A(a)		242,578	6,382,227
Brighthouse Financial, Inc., 6.75%, Series B(a)		268,551	7,194,481
Brighthouse Financial, Inc., 5.375%, Series C(a)		697,700	17,240,167
CNO Financial Group, Inc., 5.125%, due 11/25/60		51,283	1,282,075
Equitable Holdings, Inc., 5.25%, Series A(a)		241,611	6,192,490

			64,404,694

PROPERTY CASUALTY	1.1%
Assurant, Inc., 5.25%, due 1/15/61		200,345	5,096,777
Enstar Group Ltd., 7.00% to 9/1/28, Series D(a),(b)		351,514	9,831,846

			14,928,623

REINSURANCE	0.1%
Arch Capital Group Ltd., 5.45%, Series F(a)		49,962	1,276,529

REINSURANCE—FOREIGN	0.4%
SiriusPoint Ltd., 8.00% to 2/26/26, Series B (Bermuda)(a),(b)		228,000	6,333,840

TOTAL INSURANCE			86,943,686

INTEGRATED TELECOMMUNICATIONS SERVICES	3.2%
AT&T, Inc., 5.00%, Series A(a)		91,377	2,302,701
Telephone and Data Systems, Inc., 6.625%, Series UU(a)		504,167	13,118,425

		Shares	Value
Telephone and Data Systems, Inc., 6.00%, Series VV(a)		392,182	$9,949,657
United States Cellular Corp., 5.50%, due 3/1/70		386,509	9,651,130
United States Cellular Corp., 5.50%, due 6/1/70		380,400	9,532,824

			44,554,737

PIPELINES	1.5%
Energy Transfer LP, 7.625% to 8/15/23, Series D(a),(b)		214,214	5,258,954
Energy Transfer LP, 7.60% to 5/15/24, Series E(a),(b)		611,093	15,216,215

			20,475,169

PIPELINES—FOREIGN	0.6%
Enbridge, Inc., 5.949% to 6/1/23, Series 1 (Canada)(a),(b)		100,000	2,396,000
Enbridge, Inc., 4.449% to 3/1/24, Series 7 (Canada)(a),(b)		55,500	891,563
Enbridge, Inc., 2.983% to 9/1/25, Series 15 (Canada)(a),(b)		300,000	4,583,251

			7,870,814

REAL ESTATE	3.6%
DATA CENTERS	0.2%
DigitalBridge Group, Inc., 7.125%, Series H(a)		108,835	2,727,405

HOTEL	0.7%
Chatham Lodging Trust, 6.625%, Series A(a)		85,000	2,163,250
DiamondRock Hospitality Co., 8.25%(a)		83,547	2,292,530
Pebblebrook Hotel Trust, 6.375%, Series G(a)		217,600	5,442,176

			9,897,956

INDUSTRIALS	1.1%
Monmouth Real Estate Investment Corp., 6.125%, Series C(a)		582,287	14,667,809

OFFICE	1.6%
Arbor Realty Trust, Inc., 6.375%, Series D(a)		200,000	4,950,000
Brookfield Property Preferred LP, 6.25%, due 7/26/81		500,000	12,485,000
Vornado Realty Trust, 5.25%, Series N(a)		175,000	4,495,750

			21,930,750

TOTAL REAL ESTATE			49,223,920

UTILITIES—GAS	0.9%
NiSource, Inc., 6.50% to 3/15/24, Series B(a),(b)		202,265	5,475,314
South Jersey Industries, Inc., 5.625%, due 9/16/79		41,662	1,067,797
Spire, Inc., 5.90%, Series A(a)		239,117	6,341,383

			12,884,494

UTILITIES—ELECTRIC—FOREIGN	0.5%
Brookfield BRP Holdings Canada, Inc., 4.625% (Canada)(a)		171,469	3,923,211

		Shares		Value
Brookfield BRP Holdings Canada, Inc., 4.875% (Canada)(a)		125,367		$3,031,374

				6,954,585

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$530,134,654)				529,224,321

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	107.0%
BANKS	39.3%
AgriBank FCB, 6.875% to 1/1/24(a),(b)		6,000	†	643,500
Ally Financial, Inc., 4.70% to 5/15/26, Series B(a),(b)		$5,110,000		5,067,970
Ally Financial, Inc., 4.70% to 5/15/28, Series C(a),(b)		13,580,000		13,478,150
Bank of America Corp., 4.375% to 1/27/27, Series RR(a),(b)		5,050,000		5,000,005
Bank of America Corp., 5.875% to 3/15/28, Series FF(a),(b)		15,860,000		16,791,775
Bank of America Corp., 6.10% to 3/17/25, Series AA(a),(b)		27,500,000		29,661,638
Bank of America Corp., 6.25% to 9/5/24, Series X(a),(b)		31,520,000		33,430,900
Bank of America Corp., 6.50% to 10/23/24, Series Z(a),(b)		13,023,000		14,047,910
Capital One Financial Corp., 3.95% to 9/1/26, Series M(a),(b)		3,751,000		3,675,980
Citigroup, Inc., 3.875% to 2/18/26(a),(b)		4,370,000		4,265,120
Citigroup, Inc., 4.15% to 11/15/26, Series Y(a),(b)		4,230,000		4,137,871
Citigroup, Inc., 5.95% to 1/30/23(a),(b)		27,331,000		28,014,275
Citigroup, Inc., 5.95% to 5/15/25, Series P(a),(b)		26,000,000		27,495,000
Citigroup, Inc., 6.25% to 8/15/26, Series T(a),(b)		26,476,000		29,322,170
Citigroup, Inc., 6.30% to 5/15/24, Series M(a),(b)		2,000,000		2,064,100
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F(a),(b)		10,664,000		11,463,800
Citizens Financial Group, Inc., 6.375% to 4/6/24, Series C(a),(b)		7,650,000		7,860,375
Comerica, Inc., 5.625% to 7/1/25(a),(b)		9,060,000		9,773,022
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A(a),(b),(c)		7,000	†	726,250
Goldman Sachs Group, Inc./The, 3.65% to 8/10/26, Series U(a),(b)		8,036,000		7,664,335
Goldman Sachs Group, Inc./The, 4.125% to 11/10/26, Series V(a),(b)		5,287,000		5,165,399
Huntington Bancshares, Inc., 5.625% to 7/15/30, Series F(a),(b)		7,141,000		8,044,122
JPMorgan Chase & Co., 3.65% to 6/1/26, Series KK(a),(b)		6,883,000		6,634,317
JPMorgan Chase & Co., 6.00% to 8/1/23, Series R(a),(b)		4,180,000		4,347,200
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(a),(b)		7,000,000		7,433,125
JPMorgan Chase & Co., 6.125% to 4/30/24, Series U(a),(b)		25,002,000		26,127,090
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(b)		38,075,000		40,790,699
M&T Bank Corp., 3.50% to 9/1/26(a),(b)		3,565,000		3,360,405

		Principal Amount		Value
M&T Bank Corp., 5.125% to 11/1/26, Series F(a),(b)		$2,688,000		$2,857,702
M&T Bank Corp., 6.45% to 2/15/24, Series E(a),(b)		9,864,000		10,385,066
PNC Financial Services Group, Inc./The, 3.40% to 9/15/26, Series T(a),(b)		2,914,000		2,753,701
PNC Financial Services Group, Inc./The, 3.809% (3 Month US LIBOR + 3.678%), Series O (FRN)(a),(d)		26,399,000		26,585,871
Regions Financial Corp., 5.75% to 6/15/25, Series D(a),(b)		11,875,000		12,796,381
SVB Financial Group, 4.00% to 5/15/26, Series C(a),(b)		11,130,000		10,831,939
SVB Financial Group, 4.25% to 11/15/26, Series D(a),(b)		11,350,000		11,193,937
SVB Financial Group, 4.70% to 11/15/31, Series E(a),(b)		6,030,000		6,008,594
Truist Financial Corp., 4.80% to 9/1/24, Series N(a),(b)		4,000,000		4,090,000
Truist Financial Corp., 4.95% to 9/1/25, Series P(a),(b)		12,250,000		12,996,270
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a),(b)		10,787,000		11,757,830
Truist Financial Corp., 5.125% to 12/15/27, Series M(a),(b)		2,239,000		2,278,183
US Bancorp, 3.70% to 1/15/27(a),(b)		7,275,000		7,009,462
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a),(b)		19,300,000		19,127,747
Wells Fargo & Co., 5.875% to 6/15/25, Series U(a),(b)		29,001,000		31,076,022
Wells Fargo & Co., 5.90% to 6/15/24, Series S(a),(b)		8,169,000		8,378,331
Wells Fargo & Co., 7.50%, Series L(a)		1,866	†	2,657,389

				539,270,928

BANKS—FOREIGN	27.7%
Abanca Corp. Bancaria SA, 6.00% to 1/20/26 (Spain)(a),(b),(e),(f)		3,800,000		4,399,170
Australia & New Zealand Banking Group Ltd./United Kingdom, 6.75% to 6/15/26, 144A (Australia)(a),(b),(c),(e)		4,000,000		4,463,340
Banco BPM SpA, 6.50% to 1/19/26 (Italy)(a),(b),(e),(f)		1,800,000		2,110,852
Banco de Sabadell SA, 5.00% to 5/19/27 (Spain)(a),(b),(e),(f)		5,200,000		5,690,782
Banco de Sabadell SA, 5.75% to 3/15/26 (Spain)(a),(b),(e),(f)		2,000,000		2,318,685
Banco Mercantil del Norte SA/Grand Cayman, 5.875% to 1/24/27, 144A (Mexico)(a),(b),(c),(e)		2,200,000		2,114,750
Banco Mercantil del Norte SA/Grand Cayman, 6.625% to 1/24/32, 144A (Mexico)(a),(b),(c),(e)		3,600,000		3,484,080
Banco Santander SA, 4.75% to 11/12/26 (Spain)(a),(b),(e)		8,200,000		7,900,700
Bank of Ireland Group PLC, 7.50% to 5/19/25 (Ireland)(a),(b),(e),(f)		7,675,000		9,773,152
Barclays PLC, 4.375% to 3/15/28 (United Kingdom)(a),(b),(e)		3,000,000		2,839,800
Barclays PLC, 7.125% to 6/15/25 (United Kingdom)(a),(b),(e)		1,800,000		2,623,710
Barclays PLC, 7.25% to 3/15/23 (United Kingdom)(a),(b),(e),(f)		1,800,000		2,519,165
Barclays PLC, 7.875% to 3/15/22 (United Kingdom)(a),(b),(e),(f)		5,200,000		5,236,733
Barclays PLC, 7.875% to 9/15/22 (United Kingdom)(a),(b),(e),(f)		8,200,000		11,410,070
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(a),(b),(e)		11,600,000		12,669,752

	Principal Amount	Value
BNP Paribas SA, 4.625% to 1/12/27, 144A (France)(a),(b),(c),(e)	$1,600,000	$1,576,800
BNP Paribas SA, 6.75% to 3/14/22, 144A (France)(a),(b),(c),(e)	4,800,000	4,827,888
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(a),(b),(c),(e)	7,600,000	8,504,362
Commerzbank AG, 6.125% to 10/9/25 (Germany)(a),(b),(e),(f)	600,000	715,359
Commerzbank AG, 7.00% to 4/9/25 (Germany)(a),(b),(e),(f)	5,400,000	5,673,602
Credit Agricole SA, 4.75% to 3/23/29, 144A (France)(a),(b),(c),(e)	2,400,000	2,361,000
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)(a),(b),(c),(e)	6,000,000	6,449,340
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)(a),(b),(c),(e)	23,000,000	24,995,825
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)(a),(b),(c),(e)	4,200,000	4,870,425
Credit Suisse Group AG, 6.375% to 8/21/26, 144A (Switzerland)(a),(b),(c),(e)	2,600,000	2,720,250
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)(a),(b),(e),(f)	9,600,000	9,748,704
Credit Suisse Group AG, 7.25% to 9/12/25, 144A (Switzerland)(a),(b),(c),(e)	12,200,000	13,040,580
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(a),(b),(c),(e)	24,400,000	25,434,316
Danske Bank A/S, 7.00% to 6/26/25 (Denmark)(a),(b),(e),(f)	3,600,000	3,874,320
Deutsche Bank AG, 4.50% to 11/30/26 (Germany)(a),(b),(e),(f)	3,800,000	4,204,494
Deutsche Bank AG, 4.789% to 4/30/25 (Germany)(a),(b),(e),(f)	1,600,000	1,548,648
Deutsche Bank AG, 6.00% to 10/30/25, Series 2020 (Germany)(a),(b),(e)	7,000,000	7,087,500
Deutsche Bank AG, 7.50% to 4/30/25 (Germany)(a),(b),(e)	5,200,000	5,531,500
DNB Bank ASA, 6.50% to 3/26/22 (Norway)(a),(b),(e),(f)	4,600,000	4,637,950
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, 144A (United Kingdom)(a),(b),(c)	2,758,000	4,481,750
HSBC Holdings PLC, 6.375% to 9/17/24 (United Kingdom)(a),(b),(e)	1,800,000	1,892,250
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a),(b),(e)	2,400,000	2,540,628
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a),(b),(e)	2,400,000	2,582,892
ING Groep N.V., 6.75% to 4/16/24 (Netherlands)(a),(b),(e),(f)	3,000,000	3,198,750
ING Groep N.V., 6.875% to 4/16/22 (Netherlands)(a),(b),(e),(f)	3,400,000	3,438,658
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)(a),(b),(c),(e)	7,400,000	8,140,000
Lloyds Bank PLC, 12.00% to 12/16/24, 144A (United Kingdom)(a),(b),(c)	4,288,000	4,291,216
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(a),(b),(e)	3,200,000	3,476,768

		Principal Amount	Value
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a),(b),(e)		$4,600,000	$5,104,539
Lloyds Banking Group PLC, 7.625% to 6/27/23 (United Kingdom)(a),(b),(e),(f)		3,600,000	5,129,110
Natwest Group PLC, 8.00% to 8/10/25 (United Kingdom)(a),(b),(e)		8,800,000	9,924,860
Nordea Bank Abp, 6.625% to 3/26/26, 144A (Finland)(a),(b),(c),(e)		2,200,000	2,448,886
Piraeus Financial Holdings SA, 8.75% to 6/16/26 (Greece)(a),(b),(e),(f)		2,000,000	2,237,070
Societe Generale SA, 4.75% to 5/26/26, 144A (France)(a),(b),(c),(e)		7,000,000	6,932,870
Societe Generale SA, 6.75% to 4/6/28, 144A (France)(a),(b),(c),(e)		4,800,000	5,124,000
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(a),(b),(c),(e)		24,694,000	26,511,478
Societe Generale SA, 8.00% to 9/29/25, 144A (France)(a),(b),(c),(e)		4,200,000	4,745,727
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(a),(b),(c),(e)		14,420,000	15,182,962
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a),(b),(e),(f)		5,000,000	5,083,485
UBS Group AG, 4.875% to 2/12/27, 144A (Switzerland)(a),(b),(c),(e)		3,000,000	3,003,300
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(a),(b),(e),(f)		6,600,000	7,184,879
UBS Group AG, 7.00% to 1/31/24, 144A (Switzerland)(a),(b),(c),(e)		10,800,000	11,421,810
UBS Group AG, 7.00% to 2/19/25 (Switzerland)(a),(b),(e),(f)		2,200,000	2,396,563
Unicaja Banco SA, 4.875% to 11/18/26 (Spain)(a),(b),(e),(f)		2,200,000	2,420,441
UniCredit SpA, 4.45% to 12/3/27, Series EMTN (Italy)(a),(b),(e),(f)		3,800,000	4,103,478
UniCredit SpA, 8.00% to 6/3/24 (Italy)(a),(b),(e),(f)		9,370,000	10,171,126

			380,527,100

ELECTRIC	2.3%
CenterPoint Energy, Inc., 6.125% to 9/1/23, Series A(a),(b)		8,538,000	8,736,381
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a),(b)		6,693,000	6,759,930
Duke Energy Corp., 3.25% to 1/15/27, due 1/15/82(b)		66,000	61,781
Duke Energy Corp., 4.875% to 9/16/24(a),(b)		7,000,000	7,227,500
Southern California Edison Co., 6.25% (3 Month US LIBOR + 4.199%), Series E (FRN)(a),(d)		9,175,000	9,146,441

			31,932,033

ELECTRIC—FOREIGN	2.7%
Electricite de France SA, 2.625% to 12/1/27 (France)(a),(b),(f)		3,400,000	3,651,583
Electricite de France SA, 5.375% to 1/29/25, Series EMTN (France)(a),(b),(f)		12,600,000	15,173,833

		Principal Amount	Value
Electricite de France SA, 6.00% to 1/29/26, Series EMTN (France)(a),(b),(f)		$13,400,000	$18,784,239

			37,609,655

FINANCIAL	10.9%
AerCap Global Aviation Trust, 6.50% to 6/15/25, due 6/15/45, 144A (Ireland)(b),(c)		9,677,000	10,374,808
Aircastle Ltd., 5.25% to 6/15/26, 144A(a),(b),(c)		2,920,000	2,920,000
American Express Co., 3.55% to 9/15/26(a),(b)		7,057,000	6,774,720
Ares Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51, 144A(b),(c)		3,950,000	3,934,771
Charles Schwab Corp./The, 4.00% to 6/1/26, Series I(a),(b)		23,346,000	23,093,396
Charles Schwab Corp./The, 4.00% to 12/1/30, Series H(a),(b)		6,235,000	6,116,660
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(a),(b)		28,000,000	30,212,000
Charles Schwab Corp./The, 7.00% (3 Month US LIBOR + 4.82%), (FRN)(a),(d)		7,200,000	7,263,000
Discover Financial Services, 5.50% to 10/30/27, Series C(a),(b)		10,344,000	10,796,550
Discover Financial Services, 6.125% to 6/23/25, Series D(a),(b)		15,510,000	16,751,731
General Motors Financial Co., Inc., 5.70% to 9/30/30, Series C(a),(b)		9,719,000	10,958,658
ILFC E-Capital Trust II, 3.62% (30 Year CMT + 1.80%), due 12/21/65, 144A (FRN) (TruPS)(c),(d)		5,352,000	4,669,620
Morgan Stanley, 5.875% to 9/15/26, Series M(a),(b)		8,000,000	8,790,586
Provident Financing Trust I, 7.405%, due 3/15/38 (TruPS)		6,100,000	7,487,750

			150,144,250

FOOD	0.4%
Land O’ Lakes, Inc., 7.00%, 144A(a),(c)		3,600,000	3,829,284
Land O’ Lakes, Inc., 7.25%, 144A(a),(c)		1,600,000	1,729,592

			5,558,876

INSURANCE	13.3%
FINANCE	0.2%
Liberty Mutual Group, Inc., 4.125% to 9/15/26, due 12/15/51, 144A(b),(c)		3,023,000	2,982,310

LIFE/HEALTH INSURANCE	2.9%
MetLife, Inc., 5.875% to 3/15/28, Series D(a),(b)		6,500,000	7,178,517
SBL Holdings, Inc., 6.50% to 11/13/26, 144A(a),(b),(c)		8,120,000	7,734,300
SBL Holdings, Inc., 7.00% to 5/13/25, 144A(a),(b),(c)		18,850,000	18,590,812
Voya Financial, Inc., 6.125% to 9/15/23, Series A(a),(b)		6,200,000	6,432,500

			39,936,129

		Principal Amount	Value
LIFE/HEALTH INSURANCE—FOREIGN	2.9%
Fukoku Mutual Life Insurance Co., 6.50% to 9/19/23 (Japan)(a),(b),(f)		$12,900,000	$13,797,453
La Mondiale SAM, 5.05% to 12/17/25 (France)(a),(b),(f)		2,000,000	2,559,377
Pension Insurance Corp. PLC, 7.375% to 7/25/29 (United Kingdom)(a),(b),(e)		6,032,000	9,309,066
Phoenix Group Holdings PLC, 5.625% to 1/29/25 (United Kingdom)(a),(b),(e),(f)		4,000,000	4,102,220
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(a),(b),(e),(f)		5,800,000	5,651,984
Rothesay Life PLC, 6.875% to 9/12/28 (United Kingdom)(a),(b),(e),(f)		2,800,000	4,145,002

			39,565,102

MULTI-LINE—FOREIGN	1.0%
AXA SA, 6.379% to 12/14/36, 144A (France)(a),(b),(c)		2,200,000	2,986,500
CNP Assurances, 4.875% to 10/7/30 (France)(a),(b),(e),(f)		3,200,000	3,142,000
UnipolSai Assicurazioni SpA, 5.75% to 6/18/24, Series EMTN (Italy)(a),(b),(f)		5,869,000	7,063,174

			13,191,674

PROPERTY CASUALTY	2.4%
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(b)		5,120,000	5,059,642
Enstar Finance LLC, 5.75% to 9/1/25, due 9/1/40(b)		7,300,000	7,564,406
Markel Corp., 6.00% to 6/1/25(a),(b)		19,605,000	20,952,844

			33,576,892

PROPERTY CASUALTY—FOREIGN	3.2%
Athora Netherlands NV, 6.25% to 11/16/22 (Netherlands)(a),(b),(f)		12,940,000	13,293,068
Caisse Nationale de Reassurance Mutuelle Agricole Groupama, 6.375% to 5/28/24 (France)(a),(b),(f)		14,400,000	18,036,975
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(b),(f)		6,400,000	6,753,728
QBE Insurance Group Ltd., 5.875% to 5/12/25, 144A (Australia)(a),(b),(c)		5,515,000	5,845,900

			43,929,671

REINSURANCE	0.7%
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51, 144A(b),(c)		8,910,000	8,890,411

TOTAL INSURANCE			182,072,189

		Principal Amount	Value
INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	1.5%
Orange SA, 5.75% to 4/1/23, Series EMTN (France)(a),(b),(f)		$2,000,000	$2,804,237
Telefonica Europe BV, 5.875% to 3/31/24 (Spain)(a),(b),(f)		10,600,000	12,940,987
Vodafone Group PLC, 4.125% to 3/4/31, due 6/4/81 (United Kingdom)(b)		5,280,000	5,038,546

			20,783,770

OIL & GAS—FOREIGN	0.9%
BP Capital Markets PLC, 4.875% to 3/22/30 (United Kingdom)(a),(b)		11,300,000	11,963,875

PIPELINES	1.3%
Energy Transfer LP, 6.50% to 11/15/26, Series H(a),(b)		6,600,000	6,767,046
Energy Transfer LP, 7.125% to 5/15/30, Series G(a),(b)		11,410,000	11,631,069

			18,398,115

PIPELINES—FOREIGN	3.0%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77 (Canada)(b)		950,000	970,247
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(b)		21,477,000	23,571,007
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)		2,421,000	2,571,521
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)		8,605,000	9,218,099
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(b)		4,052,000	4,269,795

			40,600,669

REAL ESTATE—RETAIL—FOREIGN	0.9%
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80, 144A (Australia)(b),(c)		11,600,000	11,976,652

UTILITIES	2.8%
ELECTRIC	1.8%
Edison International, 5.00% to 12/15/26, Series B(a),(b)		5,697,000	5,689,480
NextEra Energy Capital Holdings, Inc., 3.80% to 3/15/27, due 3/15/82(b)		4,660,000	4,586,286
Sempra Energy, 4.125% to 1/1/27, due 4/1/52(b)		8,400,000	8,199,766
Sempra Energy, 4.875% to 10/15/25(a),(b)		6,000,000	6,290,700

			24,766,232

ELECTRIC—FOREIGN	0.8%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(b)		10,622,000	10,506,423

		Principal Amount	Value
GAS	0.2%
South Jersey Industries, Inc., 5.02%, due 4/15/31		$2,850,000	$3,048,662

TOTAL UTILITIES			38,321,317

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$1,476,298,785)			1,469,159,429

		Shares
SHORT-TERM INVESTMENTS	2.3%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01%(g)		30,833,464	30,833,464

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$30,833,464)			30,833,464

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$2,037,266,903)	147.8%		2,029,217,214
LIABILITIES IN EXCESS OF OTHER ASSETS	(47.8)		(656,106,741)

NET ASSETS (Equivalent to $24.84 per share based on 55,273,457 shares of common stock outstanding)	100.0%		$1,373,110,473

Centrally Cleared Interest Rate Swap Contracts

Notional Amount	Fixed Rate Payable	Fixed Payment Frequency	Floating Rate Receivable (resets monthly)	Floating Payment Frequency	Maturity Date	Value	Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
$ 35,000,000	0.249%	Monthly	0.104%(h)	Monthly	12/20/24	$1,152,261	$(927)	$1,151,334
125,000,000	0.270	Monthly	0.104(h)	Monthly	12/20/24	4,039,492	—	4,039,492
35,000,000	0.349	Monthly	0.104(h)	Monthly	12/20/25	1,539,568	(2,139)	1,537,429
125,000,000	0.360	Monthly	0.104(h)	Monthly	12/20/25	5,445,431	—	5,445,431
160,000,000	0.464	Monthly	0.104(h)	Monthly	12/20/26	8,380,114	(3,614)	8,376,500
70,000,000	0.930	Monthly	0.103(h)	Monthly	9/15/27	2,556,710	—	2,556,710
GBP 28,000,000	0.900	Monthly	0.196(i)	Monthly	9/15/27	787,338	—	787,338

						$23,900,914	$(6,680)	$23,894,234

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	CAD	13,254,420	USD	10,493,065	2/2/22	$65,964
Brown Brothers Harriman	EUR	99,177,379	USD	112,852,948	2/2/22	1,432,087
Brown Brothers Harriman	GBP	11,280,912	USD	15,275,878	2/2/22	104,185
Brown Brothers Harriman	USD	10,422,846	CAD	13,254,420	2/2/22	4,256
Brown Brothers Harriman	USD	5,558,494	EUR	4,854,410	2/2/22	(104,805)
Brown Brothers Harriman	USD	4,213,083	EUR	3,717,782	2/2/22	(36,340)
Brown Brothers Harriman	USD	101,578,381	EUR	90,605,187	2/2/22	212,047
Brown Brothers Harriman	USD	15,136,502	GBP	11,280,912	2/2/22	35,190
Brown Brothers Harriman	CAD	13,407,420	USD	10,542,082	3/2/22	(5,233)
Brown Brothers Harriman	EUR	89,150,603	USD	99,995,774	3/2/22	(216,488)
Brown Brothers Harriman	GBP	10,470,155	USD	14,044,875	3/2/22	(33,855)

						$1,457,008

Glossary of Portfolio Abbreviations

CAD	Canadian Dollar
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed-rate coupon period.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $284,318,165 which represents 20.7% of the net assets of the Fund, of which 0.0% are illiquid.

(d)	Variable rate. Rate shown is in effect at January 31, 2022.
(e)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $398,104,406 or 29.0% of the net assets of the Fund (19.3% of the managed assets of the Fund).

(f)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $251,125,106 which represents 18.3% of the net assets of the Fund, of which 0.0% are illiquid.

(g)	Rate quoted represents the annualized seven-day yield.
(h)	Based on 1-Month LIBOR. Represents rates in effect at January 31, 2022.
(i)	Based on 1-Month GBP SONIA. Represents rates in effect at January 31, 2022.

Country Summary	% of Managed Assets
United States	65.1
France	8.0
United Kingdom	6.7
Canada	3.8
Switzerland	3.6
Spain	1.7
Italy	1.5
Germany	1.2
Australia	1.1
Ireland	1.0
Netherlands	1.0
Japan	0.7
Other (includes short-term investments)	4.6

100.0

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Trustees.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Trustees delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Trustees. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value. Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Trustees. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities—$25 Par Value	$529,224,321	$529,224,321	$—	$—
Preferred Securities—Capital Securities:
Banks	919,798,028	2,657,389	917,140,639	—
Other Industries	549,361,401	—	549,361,401	—
Short-Term Investments	30,833,464	—	30,833,464	—

Total Investments in Securities(a)	$2,029,217,214	$531,881,710	$1,497,335,504	$—

Forward Foreign Currency Exchange Contracts	$1,853,729	$—	$1,853,729	$—
Interest Rate Swap Contracts	23,894,234	—	23,894,234	—

Total Derivative Assets(a)	$25,747,963	$—	$25,747,963	$—

Forward Foreign Currency Exchange Contracts	$(396,721)	$—	$(396,721)	$—

Total Derivative Liabilities(a)	$(396,721)	$—	$(396,721)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Securities— Capital Securities— Food
Balance as of October 31, 2021	$6,331,500
Sales	(6,300,000)
Realized Gain (Loss)	340,375
Change in unrealized appreciation (depreciation)	(371,875)

Balance as of January 31, 2022	$—

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Centrally Cleared Interest Rate Swap Contracts: The Fund uses interest rate swaps in connection with borrowing under its revolving credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the revolving credit agreement. When entering into interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that was intended to approximate the Fund’s variable rate payment obligation on the revolving credit agreement, the accruals for which would begin at a specific date in the future (the effective date). The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to market daily and changes in the value are recorded as unrealized appreciation (depreciation).

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, and amortized or accreted over the life of the swap and recorded as realized gain (loss). Payments received from or paid to the counterparty, during the term of the swap agreement, or at termination, are recorded as realized gain (loss).

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The following summarizes the volume of the Fund’s interest rate swap contracts and forward foreign currency exchange contracts activity during the three months ended January 31, 2022:

	Interest Rate Swap Contracts	Forward Foreign Currency Exchange Contracts
Average Notional Amount	$587,778,650	$132,979,836